Pre-Tax Effect of Derivative Instruments Designated as Cash Flow and Net Investment Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012		Sep. 24, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in OCI - Effective Portion	$ (180)	[1]	$ 110	[1]
Gains (Losses) Reclassified from AOCI into Net Income - Effective Portion	607	[1],[2]	(704)	[1],[3]
Gains (Losses) Recognized - Ineffective Portion and Amount Excluded from Effectiveness Testing	(655)		(212)
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in OCI - Effective Portion	(175)	[1]	153	[1]
Gains (Losses) Reclassified from AOCI into Net Income - Effective Portion	607	[1],[2]	(704)	[1],[3]
Gains (Losses) Recognized - Ineffective Portion and Amount Excluded from Effectiveness Testing	(658)		(213)
Net investment hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in OCI - Effective Portion	(5)	[1]	(43)	[1]
Gains (Losses) Reclassified from AOCI into Net Income - Effective Portion	0	[1],[2]	0	[1],[3]
Gains (Losses) Recognized - Ineffective Portion and Amount Excluded from Effectiveness Testing	$ 3		$ 1

[1]	Refer to Note 6, "Shareholders' Equity and Share-based Compensation," which summarizes the activity in AOCI related to derivatives.
[2]	Includes gains/(losses) reclassified from AOCI into net income for the effective portion of cash flow hedges, of which $537 million and $70 million were recognized within net sales and cost of sales, respectively, within the Consolidated Statement of Operations for the year ended September 29, 2012. There were no amounts reclassified from AOCI into income for the effective portion of net investment hedges for the year ended September 29, 2012.
[3]	Includes gains/(losses) reclassified from AOCI into income for the effective portion of cash flow hedges, of which $(349) million and $(355) million were recognized within net sales and cost of sales, respectively, within the Consolidated Statement of Operations for the year ended September 24, 2011. There were no amounts reclassified from AOCI into income for the effective portion of net investment hedges for the year ended September 24, 2011.